SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Warrant activity

Warrant activity during the years ended December 31, 2019 and 2018 was:

	2019			2018
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)
Outstanding at Beginning of Period	1,216,686	$6.36	0.8	1,231,373	$7.44	1.4
Granted	—			1,448,472	0.32
Expired/Cancelled	(470,077)	13.19		(1,270,951)	1.44
Exercised	(596,280)	2.50		(192,208)	0.32
Outstanding at End of Period	150,329	$0.32	1.5	1,216,686	$6.36	0.8
Exercisable at End of Period	150,329	$0.32	1.5	1,216,686	$6.36	0.8